Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2024
Stock Options [Line Items]
Stock option grant
Exercise price per share (in Dollars per share)
Granted options to purchase
Unvested options
2016 Equity Incentive Plan [Member]
Stock Options [Line Items]
Granted options to purchase		386,021
Common Stock [Member]
Stock Options [Line Items]
Stock option grant			76,190
Exercise price per share (in Dollars per share)			$ 27.9